Income Taxes - Components of Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	21.00%	21.00%
State taxes, net of federal benefit	0.00%	7.90%
Stock based compensation	(4.00%)	(0.40%)
Research and development expenses, net	(3.50%)	(6.40%)
Capitalized transaction costs	(9.80%)	0.00%
Loss on forward purchase agreement	13.70%
Gain on loan forgiveness	0.00%	(2.50%)
Net operating loss true-up	0.00%	2.60%
Other	(3.80%)	(0.20%)
Valuation allowance	(13.60%)	(22.00%)
Effective rate	0.00%	0.00%